Share based awards - Schedule of Stock Option Activity (Details) - Employee Stock Option - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Options Outstanding Number of Shares
Beginning balance (in shares)	639,184
Granted (in shares)	0
Exercised (in shares)	(10,174)
Expired (in shares)	(31,560)
Ending balance (in shares)	597,450	639,184
Exercisable at end of period (in shares)	517,846
Weighted Average Exercise Price
Beginning balance (in USD per share)	$ 179.12
Granted (in USD per share)	0
Exercised (in USD per share)	106.64
Expired (in USD per share)	116.06
Ending balance (in USD per share)	183.69	$ 179.12
Exercisable at end of period (in USD per share)	$ 178.31
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	3 years 11 months 1 day	3 years 10 months 24 days
Weighted average contractual term of options exercisable	3 years 6 months 29 days